Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Aug 13, 2012
Entity Registrant Name	Cazador Acquisition Corp Ltd.
Entity Central Index Key	0001499961
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 15,061	$ 101,667	$ 207,805
Restricted cash held in trust	46,165,000	46,165,000	46,179,083
Prepaid expenses	24,761	17,890	92,961
Total assets	46,204,822	46,284,557	46,479,849
Current liabilities
Accounts payable	224,420	331,016	49,972
Due to related party	345,108	220,345	19,192
Note due to related party	336,148
Total liabilities	905,676	551,361	69,164
Ordinary shares, subject to possible repurchase, 2,295,400 shares stated at repurchase price of $10.036	23,036,634	23,036,634	23,036,634
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, no shares issued and outstanding
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 5,750,000 shares issued and outstanding	345	345	345
Additional paid-in capital	23,532,626	23,532,626	23,532,626
Deficit accumulated during the development stage	(1,270,459)	(836,409)	(158,920)
Total shareholders' equity	22,262,512	22,696,562	23,374,051
Total liabilities and shareholders' equity	$ 46,204,822	$ 46,284,557	$ 46,479,849

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Ordinary shares, subject to possible repurchase, shares issued	2,295,400	2,295,400	2,295,400	2,295,400
Ordinary shares , subject to possible repurchase, repurchase price per share	$ 10.036	$ 10.036	$ 10.036	$ 10.036
Preferred shares, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0
Ordinary shares, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Operating expenses
Formation and operating costs	$ 249,182	$ 39,849	$ 445,677	$ 146,155	$ 173,003	$ 715,827	$ 888,830	$ 1,334,507
Loss from operations	(249,182)	(39,849)	(445,677)	(146,155)	(173,003)	(715,827)	(888,830)	(1,334,507)
Interest income	5,335	16,836	11,627	26,420	14,083	38,338	52,421	64,048
Net loss and other comprehensive loss	$ (243,847)	$ (23,013)	$ (434,050)	$ (119,735)	$ (158,920)	$ (677,489)	$ (836,409)	$ (1,270,459)
Weighted average shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000	2,760,449	5,750,000	4,517,593	4,796,918
Basic and diluted net loss per share	$ (0.04)	$ 0	$ (0.08)	$ (0.02)	$ (0.06)	$ (0.12)	$ (0.19)	$ (0.26)

Statement of Changes in Shareholders' Equity (USD $)	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Deficit accumulated during the development stage [Member]
Balance at Apr. 19, 2010
Ordinary shares issued at $0.01739 per share	$ 25,000	$ 144	$ 24,856
Ordinary shares issued at $0.01739 per share, shares		1,437,500
Ordinary shares repurchased from the sponsor	(1)	(29)	28
Ordinary shares repurchased from the sponsor, shares		2,875,000
Sale of 4,600,000 ordinary shares and underwriters option, net of underwriters' commissions and offering expenses (includes 2,295,400 shares subject to possible repurchase)	44,374,606	460	44,374,146
Sale of 4,600,000 ordinary shares and underwriters option, net of underwriters' commissions and offering expenses (includes 2,295,400 shares subject to possible repurchase), shares		4,600,000
Proceeds subject to possible repurchase of 2,295,400 shares	(23,036,634)	(230)	(23,036,404)
Proceeds from issuance of private placement warrants	2,170,000		2,170,000
Net loss applicable to common shareholders	(158,920)			(158,920)
Balance at Dec. 31, 2010	23,374,051	345	23,532,626	(158,920)
Balance, shares at Dec. 31, 2010	5,750,000	5,750,000
Net loss applicable to common shareholders	(677,489)			(677,489)
Balance at Dec. 31, 2011	$ 22,696,562	$ 345	$ 23,532,626	$ (836,409)
Balance, shares at Dec. 31, 2011	5,750,000	5,750,000

Statement of Changes in Shareholders' Equity (Parenthetical) (USD $)	9 Months Ended
Dec. 31, 2010
Statement of Changes in Shareholders' Equity [Abstract]
Ordinary shares issued, price per share	$ 0.01739
Shares subject to possible repurchase	2,295,400

Statements of Cash Flows (USD $)	6 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (434,050)	$ (119,735)	$ (158,920)	$ (677,489)	$ (836,409)	$ (1,270,459)
Adjustments to reconcile net loss to net cash used in operating activities:
(Increase) decrease in prepaid expenses	(6,871)	37,227	(92,961)	75,071	(17,890)	(24,761)
(Decrease) increase in accounts payable	(106,596)	(34,886)	49,972	281,044	331,016	224,420
Increase in due to related party	124,763	59,591	19,192	201,153	220,345	345,108
Net cash used in operating activities	(422,754)	(57,803)	(182,717)	(120,221)	(302,938)	(725,692)
Cash Flows from Investing Activities
Cash withdrawn from (placed in) trust		14,083	(46,179,083)	14,083	(46,165,000)	(46,165,000)
Net cash provided by (used in) investing activities		14,083	(46,179,083)	14,083	(46,165,000)	(46,165,000)
Cash Flows from Financing Activities
Proceeds from sale of sponsor's ordinary shares			25,000		25,000	25,000
Proceeds from sale of warrants in private placement			2,170,000		2,170,000	2,170,000
Proceeds from initital public offering			46,000,000		46,000,000	46,000,000
Payment of underwriters discount and offering costs			(1,625,494)		(1,625,494)	(1,625,494)
Repurchase of sponsor's ordinary shares			(1)		(1)	(1)
Proceeds from sale of underwriter's option			100		100	100
Proceeds from note due to related party	336,148					336,148
Net cash provided by financing activities	336,148		46,569,605		46,569,605	46,905,753
Net (decrease) increase in cash	(86,606)	(43,720)	207,805	(106,138)	101,667	15,061
Cash at beginning of period	101,667	207,805		207,805
Cash at end of period	15,061	164,085	207,805	101,667	101,667	15,061
Supplemental Cash Flow Disclosures
Offering costs paid for by related party on behalf of the Company			133,303		133,303	133,303
Formation costs paid for by a related party on behalf of the Company	$ 79,763	$ 14,591	$ 38,759	$ 111,090	$ 149,849	$ 229,612

Organization and plan of business operations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and plan of business operations [Abstract]
Organization and plan of business operations

1. Organization and plan of business operations

Cazador Acquisition Corporation Ltd. (the "Company") is a recently organized blank check company incorporated as a Cayman Islands exempted company for the purpose of effecting a merger, share capital exchange, asset acquisition, share purchase, reorganization or similar business combination (the "Business Combination"). The Company is partially owned by Cazador Sub Holdings Ltd. (the "Sponsor"), a company incorporated as a Cayman Islands exempted company, whose ultimate owner is Arco Group LLC, a Puerto Rico limited liability company.

The Company is considered to be in the development stage and is subject to the risks associated with activities of development stage companies.

At June 30, 2012, the Company had not commenced any operations. All activity from April 20, 2010 (inception) through June 30, 2012 relates to the Company's formation, the initial public offering ("Offering") described below and the active solicitation, investigation and analysis of an acquisition target for an initial business combination.

The registration statement for the initial public offering was declared effective October 7, 2010. The Company consummated the Offering on October 14, 2010 and received net proceeds of $40.0 million, before deducting underwriting compensation of $900,000 and $100 for the purchase of 200,000 warrants by the underwriter.

On the same date, the Company consummated the closing of an additional 600,000 units pursuant to the exercise of the underwriters' over-allotment option as part of the Offering and received net proceeds of $6.0 million before deducting underwriting compensation of $135,000.

Total gross proceeds to the Company from the 4,600,000 units sold in the Offering (including the 600,000 units sold pursuant to the over-allotment option) were $46.0 million and approximately $2.2 million from the private placement sale of sponsor warrants described below.

The Sponsor purchased 4,340,000 warrants at a price of $0.50 per warrant (approximately $2.2 million in the aggregate) (the "Sponsor Warrants") immediately prior to the consummation of the Offering. The Sponsor's Warrants were purchased separately and not in combination with ordinary shares or in the form of units.

The Sponsor's Warrants are identical to the warrants included in the units sold in the Offering, except that the Sponsor's Warrants (i) are non-redeemable, so long as they are held by any of the Sponsor or its permitted transferees, (ii) are exercisable on a cashless basis at the election of the holder, so long as they are held by the Sponsor or its permitted transferees, and (iii) are not transferable or saleable by the Sponsor or any of the Sponsor's beneficial owners (except to permitted transferees) until six months after the consummation of the Business Combination. In addition, each of the shareholders of the Sponsor agreed not to transfer their respective ownership interests or take any steps to cause the Sponsor to issue new ownership interests in such entities to anyone other than a permitted transferee. The Sponsor's Warrants are not exercisable and will be held in the escrow account while they are subject to such transfer restrictions.

In addition, commencing after the consummation of the Company's Business Combination, the holders of the Sponsor's Warrants and the underlying ordinary shares and their permitted transferees are entitled to registration rights under an agreement signed on the date of the prospectus.

The Company's management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward the consummation of the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination. The Company's management has complete discretion in identifying and electing the target business. The Company anticipates that the initial business combination must occur with one or more target businesses that collectively have a fair market value of at least 80% of the initial amount held in the trust account plus any amounts previously distributed to shareholders who have exercised their shareholder redemption rights. If the Company acquires less than 100% of one or more target businesses, the aggregate fair market value of the portion or portions the Company acquires must equal at least 80% of the amount held in the trust account. In no event, however, will the Company acquire less than a controlling interest of a target business (that is, more than 50% of the voting equity interests of the target business), although after the consummation of the Business Combination public shareholders may own less than a majority of the voting securities of the combined businesses.

The Company's efforts in identifying prospective target businesses are not limited to a particular industry. Instead, the Company focuses on various industries and target businesses in emerging markets in Central and Eastern Europe, Latin America and Asia that provide numerous opportunities for growth. However, the Company may pursue opportunities in other geographical areas.

The purchase price of the Sponsor's Warrants was added to the proceeds from the Offering that are held in a trust account ("Trust Account") pending the completion of the Business Combination. If the Company does not complete a Business Combination that meets the criteria described before and is forced to liquidate, then the approximately $2.2 million purchase price of the Sponsor's Warrants will become part of the distribution to the public shareholders and the Sponsor's Warrants will expire worthless. Management agreed that at least $10.00 per unit sold in the initial public offering (or $46.0 million) would be held in the Trust Account and invested in United States "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 having a maturity of 180 days or less or in a money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940 until the earlier of (i) the consummation of its first Business Combination or (ii) liquidation of the Company. The placing of funds in the Trust Account may not protect those funds from third party claims against the Company.

The Company seeks to have all third parties (other than the Company's independent accountants, but including vendors, which means entities that provide goods and services to the Company) or other entities the Company engages after the Offering, prospective target businesses and providers of financing, if any, enter into agreements with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account. There is no guarantee that vendors, prospective target businesses or other entities will execute such waivers or, even if they execute such waivers, that they would be prevented from bringing claims against the Trust Account, including but not limited to fraudulent inducement, breach of fiduciary responsibility and other similar claims, as well as claims challenging the enforceability of the waiver. Further, the Company could be subject to claims from parties not in contract with it who have not executed a waiver, such as a third party claiming tortuous interference as a result of the Company's efforts to consummate the Business Combination.

The Sponsor and Arco Capital Management LLC ("ACM"), an affiliated company, have agreed that they will be liable jointly and severally, by means of direct payment to the Trust Account, to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company whom have not executed the waiver. However, the agreement entered into by the Sponsor specifically provides for two exceptions to this indemnity: there will be no liability (1) as to any claimed amounts owed to a third party who executed a legally enforceable waiver or (2) as to any claims under the indemnity of the underwriters of the Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or the Securities Act. Based upon representations from the Company's Sponsor that it has sufficient funds available to satisfy this indemnification obligation to the Company, management believes that the Sponsor will be able to satisfy any indemnifications obligations that may arise given the limited nature of the obligations. However, in the event that the Sponsor has liability to the Company under these indemnifications arrangements, the Company cannot assure that it will have the assets necessary to satisfy those obligations.

The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, any interest earned on the Trust Account may be released to the Company to fund working capital and to pay the Company's tax obligations, if any.

The Company, after signing a definite agreement for the acquisition of a target business, is required to submit such transaction for shareholders approval, even if the business combination would not ordinarily require shareholders approval under applicable law. In connection with the shareholders vote required to approve any Business Combination, the Sponsor has agreed to vote the Sponsor's ordinary shares (as defined in Note 4) in accordance with the majority of the ordinary shares voted by the public shareholders. "Public Shareholders" are defined as the holders of ordinary shares sold as part of the units in the Offering or in the aftermarket. The Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering both vote against the Business Combination and exercise their shareholder redemption rights.

In the event that shareholders owning 49.9% or more of the ordinary shares sold in the Offering both vote against the Business Combination and exercise their redemption rights described below, the Business Combination will not be consummated. After consummation of a Business Combination, these voting safeguards will no longer be applicable.

If the Business Combination is approved and completed, each Public Shareholder voting against such Business Combination that has duly exercised the shareholder redemption rights will be entitled to redeem its ordinary shares for a pro rata share of the aggregate amount then on deposit in the Trust Account subject to the restriction on a Public Shareholder together with any affiliate of his or any other person with whom he is acting in concert or as a partnership, syndicate or other group for the purpose of acquiring, holding, or disposing of the securities, seeking to exercise shareholder redemption rights with respect to more than 10% of the ordinary shares sold in the Offering on a cumulative basis. Public Shareholders who redeem their ordinary shares into their pro rata share of the Trust Account will continue to have the right to exercise any warrants they may hold.

Pursuant to the Company's Second Amended and Restated Memorandum and Articles of Association, the Company has 24 months from the completion of the Offering to consummate the initial Business Combination, since the period to complete the Business Combination has been extended because the Company entered into a non-binding letter of intent with respect to an initial Business Combination prior to April 14, 2012.

In the event that the Company fails to consummate a business combination within 24 months of the date of the Offering, since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012, the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's Second Amended and Restated Memorandum and Articles of Association.

Following completion of the repurchase shares held by the public shareholders, the Company will continue in existence. In the event of the Company's liquidation, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per share in the Offering (assuming no value is attributed to the warrants contained in the units offered).

On June 12, 2012, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Net Element, Inc., a Delaware corporation ("Net Element"). Subject to the terms and conditions of the Merger Agreement, Net Element will merge (the "Merger") with and into the Company, resulting in Net Element's ceasing to exist and the Company continuing as the surviving company in the Merger. The consummation of the Merger is subject to a number of conditions, including, among others, approval of the Merger by the respective shareholders of the Company and Net Element. The Company has filed with the Securities and Exchange Commission a Form S-4 (Registration No. 333-182076) which included a joint proxy statement/prospectus, in connection with the Merger.

1. Organization and plan of business operations

Cazador Acquisition Corporation Ltd. (the "Company") is a recently organized blank check company incorporated as a Cayman Islands exempted company for the purpose of effecting a merger, share capital exchange, asset acquisition, share purchase, reorganization or similar business combination (the "Business Combination"). The Company is partially owned by Cazador Sub Holdings Ltd. (the "Sponsor"), a company incorporated as a Cayman Islands exempted company, whose ultimate owner is Arco International Group LLC, a Puerto Rico limited liability company.

The Company is considered to be in the development stage and is subject to the risks associated with activities of development stage companies.

At December 31, 2011, the Company had not commenced any operations. All activity from April 20, 2010 (inception) through December 31, 2011 relates to the Company's formation, the initial public offering ("Offering") described below and the active solicitation, investigation and analysis of an acquisition target for an initial business combination.

The registration statement for the initial public offering was declared effective October 7, 2010. The Company consummated the Offering on October 14, 2010 and received net proceeds of $40.0 million, before deducting underwriting compensation of $900,000 and $100 for the purchase of 200,000 warrants by the underwriter.

On the same date, the Company consummated the closing of an additional 600,000 units pursuant to the exercise of the underwriters' over-allotment option as part of the Offering and received net proceeds of $6.0 million before deducting underwriting compensation of $135,000.

Total gross proceeds to the Company from the 4,600,000 units sold in the Offering (including the 600,000 units sold pursuant to the over-allotment option) were $46.0 million and approximately $2.2 million from the private placement sale of sponsor warrants described below.

The Sponsor purchased 4,340,000 warrants at a price of $0.50 per warrant (approximately $2.2 million in the aggregate) (the "Sponsor Warrants") immediately prior to the consummation of the Offering. The Sponsor's Warrants were purchased separately and not in combination with ordinary shares or in the form of units.

The Sponsor's Warrants are identical to the warrants included in the units sold in the Offering, except that the Sponsor's Warrants (i) are non-redeemable, so long as they are held by any of the Sponsor or its permitted transferees, (ii) are exercisable on a cashless basis at the election of the holder, so long as they are held by the Sponsor or its permitted transferees, and (iii) are not transferable or saleable by the Sponsor or any of the Sponsor's beneficial owners, (except to permitted transferees) until six months after the consummation of the Business Combination. In addition, each of the shareholders of the Sponsor will agree not to transfer their respective ownership interests or take any steps to cause the Sponsor to issue new ownership interests in such entities to anyone other than a permitted transferee. The Sponsor's Warrants are not exercisable and will be held in the escrow account while they are subject to such transfer restrictions.

In addition, commencing after the consummation of the Company's Business Combination, the holders of the Sponsor's Warrants and the underlying ordinary shares and their permitted transferees are entitled to registration rights under an agreement signed on the date of the prospectus.

The Company's management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward the consummation of the Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination. The Company's management has complete discretion in identifying and electing the target business. The Company anticipates that the initial business combination must occur with one or more target businesses that collectively have a fair market value of at least 80% of the initial amount held in the trust account plus any amounts previously distributed to shareholders who have exercised their shareholder redemption rights. If the Company acquires less than 100% of one or more target businesses, the aggregate fair market value of the portion or portions the Company acquires must equal at least 80% of the amount held in the trust account. In no event, however, will the Company acquire less than a controlling interest of a target business (that is, more than 50% of the voting equity interests of the target business), although after the consummation of the Business Combination public shareholders may own less than a majority of the voting securities of the combined businesses.

The Company's efforts in identifying prospective target businesses are not limited to a particular industry. Instead, the Company focuses on various industries and target businesses in emerging markets in Central and Eastern Europe, Latin America and Asia that provide numerous opportunities for growth. However, the Company may pursue opportunities in other geographical areas.

The purchase price of the Sponsor's Warrants was added to the proceeds from the initial Offering that are held in a trust account ("Trust Account") pending the completion of the Business Combination. If the Company does not complete a Business Combination that meets the criteria described before and is forced to liquidate, then the approximately $2.2 million purchase price of the Sponsor's Warrants will become part of the distribution to the public shareholders and the Sponsor's Warrants will expire worthless. Management agreed that at least $10.00 per unit sold in the initial public offering (or $46.0 million) would be held in the Trust Account and invested in United States "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 having a maturity of 180 days or less or in a money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940 until the earlier of (i) the consummation of its first Business Combination or (ii) liquidation of the Company. The placing of funds in the Trust Account may not protect those funds from third party claims against the Company.

The Company seeks to have all third parties (other than the Company's independent accountants, but including vendors, which means entities that provide goods and services to the Company) or other entities the Company engages after the Offering, prospective target businesses and providers of financing, if any, enter into agreements with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account. There is no guarantee that vendors, prospective target businesses or other entities will execute such waivers or, even if they execute such waivers, that they would be prevented from bringing claims against the Trust Account, including but not limited to fraudulent inducement, breach of fiduciary responsibility and other similar claims, as well as claims challenging the enforceability of the waiver. Further, the Company could be subject to claims from parties not in contract with it who have not executed a waiver, such as a third party claiming tortuous interference as a result of the Company's efforts to consummate the Business Combination.

The Sponsor and Arco Capital Management LLC ("ACM"), an affiliated company, have agreed that they will be liable jointly and severally, by means of direct payment to the Trust Account, to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by the Company for services rendered or contracted for or products sold to the Company whom have not executed the waiver. However, the agreement entered into by the Sponsor specifically provides for two exceptions to this indemnity: there will be no liability (1) as to any claimed amounts owed to a third party who executed a legally enforceable waiver or (2) as to any claims under the indemnity of the underwriters of the Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or the Securities Act. Based upon representations from the Company's Sponsor that it has sufficient funds available to satisfy this indemnification obligation to the Company, management believes that the Sponsor will be able to satisfy any indemnifications obligations that may arise given the limited nature of the obligations. However, in the event that the Sponsor has liability to the Company under these indemnifications arrangements, the Company cannot assure that it will have the assets necessary to satisfy those obligations.

The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. Additionally, any interest earned on the Trust Account may be released to the Company to fund working capital and to pay the Company's tax obligations, if any.

The Company, after signing a definite agreement for the acquisition of a target business, is required to submit such transaction for shareholders approval, even if the business combination would not ordinarily require shareholders approval under applicable law. In connection with the shareholders vote required to approve any Business Combination, the Sponsor has agreed to vote the Sponsor's ordinary shares (as defined in Note 4) in accordance with the majority of the ordinary shares voted by the public shareholders. "Public Shareholders" are defined as the holders of ordinary shares sold as part of the units, as defined, in the proposed offering or in the aftermarket. The Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering both vote against the Business Combination and exercise their shareholder redemption rights.

In the event that shareholders owning 49.9% or more of the ordinary shares sold in the Offering both vote against the Business Combination and exercise their redemption rights described below, the Business Combination will not be consummated. After consummation of a Business Combination, these voting safeguards will no longer be applicable.

If the Business Combination is approved and completed, each Public Shareholder voting against such Business Combination that has duly exercised the shareholder redemption rights will be entitled to redeem its ordinary shares for a pro rata share of the aggregate amount then on deposit in the Trust Account subject to the restriction on a Public Shareholder together with any affiliate of his or any other person with whom he is acting in concert or as a partnership, syndicate or other group for the purpose of acquiring, holding, or disposing of the securities, seeking to exercise shareholder redemption rights with respect to more than 10% of the ordinary shares sold in the Offering on a cumulative basis. Public Shareholders who redeem their ordinary shares into their pro rata share of the Trust Account will continue to have the right to exercise any warrants they may hold.

Pursuant to the amended and restated memorandum and articles of association, the Company has 24 months from the completion of the Offering to consummate the initial business combination, since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012.

In the event that the Company fails to consummate a business combination within 24 months of the date of the Offering, since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012, the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's Second Amended and Restated Memorandum and Articles of Association.

Following completion of the repurchase of the public shares, the Company will continue in existence. In the event of liquidation, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per share in the Offering (assuming no value is attributed to the warrants contained in the units offered).

Summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

Basis of presentation

The financial statements are presented in United States ("U.S.") dollars, and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The Company selected December 31 as its fiscal year end.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Development stage company

At June 30, 2012, the Company had not commenced any operations nor generated revenue to date. All activity through June 30, 2012 relates to the Company's formation, the initial public offering and the active solicitation, investigation and analysis of an acquisition target for an initial business combination. The Company will not generate any operating revenues until the completion of the Business Combination, at the earliest. The Company generated and will continue to generate non-operating income in the form of interest income on the designated Trust Account after the Offering.

Deferred offering costs

Deferred offering costs consist principally of legal and registration fees incurred in connection with the initial public offering and were charged to shareholders' equity upon the receipt of the capital raised. As discussed in Note 3, the initial public offering occurred during 2010 and therefore, all related expenses were recognized during such year. As a result, no additional deferred offering costs were incurred during the six month ended June 30, 2012. The total amount included as a reduction to additional paid-in capital as of June 30, 2012 and December 31, 2011 totaled approximately $1.6 million.

Restricted cash

Restricted cash includes temporary investments in U.S. Government securities, which have original maturities of three months or less and insignificant interest rate risk.

Income taxes

There is, at present, no direct taxation in the Cayman Islands and interest, dividends, and gains payable to the Company are received free of all Cayman Islands taxes. The Company is registered as an "exempted company" pursuant to the Cayman Islands Companies Law (as amended). The Company has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of 20 years from such date, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property composed in or any income arising under the Company, or to the shareholders thereof, in respect of any such property or income. As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Cayman Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. For U.S. tax purposes, the Company expects to be treated as a passive foreign investment company by its U.S. shareholders. The Company does not expect to be subject to direct taxation based on net income in the U.S. as long as it maintains its non-U.S. trade or business status. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes.

As of June 30, 2012, the Company has not commenced operations other than activities in furtherance of effecting a Business Combination, and thus has no uncertain tax positions.

Fair value of financial instruments

The fair value of the Company's assets and liabilities, which qualify as financial instruments, approximates the carrying amounts represented in the balance sheet.

Loss per share

Basic loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents then outstanding.

The 1,437,500 ordinary shares issued to the Sponsor were issued at a purchase price of $0.01739 per share, which is considerably less than the proposed offering per share price. Such shares have been assumed to be retroactively outstanding for the period since inception. On October 5, 2010, the Company repurchased 287,500 shares from the Sponsor at an aggregate purchase price of $1.00. Given that potentially dilutive securities have an anti-dilutive effect, those securities were excluded from the computation of fully diluted loss per share for the quarters ended June 30, 2012 and 2011, the six months ended June 30, 2012 and 2011, and the period from April 20, 2010 (inception) through June 30, 2012. Potentially dilutive securities include:

					Accumulated for the
					period from April 20,
	Quarter ended June 30,		Six months ended June 30,		2010 (inception) to
	2012	2011	2012	2011	June 30, 2012
Warrants	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of short-term investments in U.S. Treasury bills. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such investments. However, the balances in United States financial institution may exceed Federal Deposit Insurance Corporation insured limits. All of the Company's non-interest bearing cash balances were fully insured at June 30, 2012 and December 31, 2011 due to a temporary Federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and non-interest bearing cash balances may again exceed federally insured limits.

Geographical risk

The Company's operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Ordinary shares subject to possible repurchase

Securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity.

As discussed in Note 1, the Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering (2,295,400 ordinary shares) both vote against the Business Combination and exercise their shareholder redemption rights. As further described in Note 1, if the Company fails to consummate a Business Combination within 24 months of the date of the Offering (since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012), the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's amended and restated memorandum and articles of association. Accordingly, 2,295,400 ordinary shares have been classified outside of permanent equity at redemption value. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable ordinary shares to equal its redemption value at the end of each reporting period.

Recently issued accounting pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting pronouncements if currently adopted would have a material effect on the accompanying financial statements.

2. Summary of significant accounting policies

Basis of presentation

The financial statements are presented in United States ("U.S.") dollars, and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The Company selected December 31 as its fiscal year end.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Development Stage Company

At December 31, 2011, the Company had not commenced any operations nor generated revenue to date. All activity through December 30, 2011 relates to the Company's formation, the initial public offering and the active solicitation, investigation and analysis of an acquisition target for an initial business combination. The Company will not generate any operating revenues until the completion of the Business Combination, at the earliest. The Company generated and will continue to generate non-operating income in the form of interest income on the designated Trust Account after the Offering.

Deferred offering costs

Deferred offering costs consist principally of legal and registration fees incurred in connection with the initial public offering and were charged to shareholders' equity upon the receipt of the capital raised. As discussed in Note 3, the initial public offering occurred during 2010 and therefore, all related expenses were recognized during such year. As a result, no additional deferred offering costs were incurred during the year ended December 31, 2011. The total amount included as a reduction to additional paid-in capital as of December 31, 2011 and December 31, 2010 totaled approximately $1.6 million.

Restricted Cash

Restricted cash includes temporary investments in U.S. Government securities, which have original maturities of three months or less and insignificant interest rate risk.

Income taxes

There is, at present, no direct taxation in the Cayman Islands and interest, dividends, and gains payable to the Company are received free of all Cayman Islands taxes. The Company is registered as an "exempted company" pursuant to the Cayman Islands Companies Law (as amended). The Company has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of 20 years from such date, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property composed in or any income arising under the Company, or to the shareholders thereof, in respect of any such property or income. As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Cayman Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. For U.S. tax purposes, the Company expects to be treated as a passive foreign investment company by its U.S. shareholders. The Company does not expect to be subject to direct taxation based on net income in the U.S. as long as it maintains its non-U.S. trade or business status. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes.

As of December 31, 2011, the Company has not commenced operations other than activities in furtherance of effecting a Business Combination, and thus has no uncertain tax positions.

Fair value of financial instruments

The fair value of the Company's assets and liabilities, which qualify as financial instruments, approximates the carrying amounts represented in the balance sheet.

Loss per share

Basic loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents then outstanding.

The 1,437,500 ordinary shares issued to the Sponsor were issued at a purchase price of $0.01739 per share, which is considerably less than the proposed offering per share price. Such shares have been assumed to be retroactively outstanding for the period since inception. On October 5, 2010, the Company repurchased 287,500 shares from the Sponsor at an aggregate purchase price of $1.00. Given that potentially dilutive securities have an anti-dilutive effect, those securities were excluded from the computation of fully diluted loss per share for the year ended December 31, 2011, and the period from April 20, 2010 (inception) through December 31, 2010. Potentially dilutive securities include:

	For the Year ended December 31, 2011	For the period from April 20, 2010 (inception) to December 31, 2010	For the period from April 20, 2010 (inception) to December 31, 2011
Warrants	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of short-term investments in U.S. Treasury bills. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such investments. However, the balances in United States financial institution may exceed Federal Deposit Insurance Corporation insured limits. All of the Company's non-interest bearing cash balances were fully insured at December 31, 2011 and December 31, 2010 due to a temporary Federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and non-interest bearing cash balances may again exceed federally insured limits.

Geographical risk

The Company's operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Ordinary shares subject to possible repurchase

Securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity.

As discussed in Note 1, the Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering (2,295,400 ordinary shares) both vote against the Business Combination and exercise their shareholder redemption rights. As further described in Note 1, if the Company fails to consummate a Business Combination within 24 months of the date of the Offering (since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012) , the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's amended and restated memorandum and articles of association. Accordingly, 2,295,400 ordinary shares have been classified outside of permanent equity at redemption value. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable ordinary shares to equal its redemption value at the end of each reporting period.

Recently issued accounting pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting pronouncements if currently adopted would have a material effect on the accompanying financial statements.

Initial public offering	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Initial public offering [Abstract]
Initial public offering

3. Initial public offering

On October 14, 2010, the Company sold 4,600,000 units (including the 600,000 units sold pursuant to the over-allotment option) at a price of $10.00 per unit ("Unit"). Each Unit consists of one ordinary share, $0.0001 par value, and one warrant ("Warrant"). Each warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of $7.50 per share commencing on the later of: (i) the completion of the Business Combination, or (ii) 12 months from the effective date of Offering, provided that at that time the Company has an effective registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to the offer and sale of those ordinary shares is available. The warrants will expire five years from the date of the Business Combination, or earlier upon redemption.

The warrants included in the units sold in the Offering will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the ordinary shares on the Nasdaq Capital Market, equals or exceeds $15.00 per share for any 20 trading days within a 30 trading day period ending three business days before the Company sends the notice of redemption.

The Company will not redeem the warrants held by Public Shareholders unless a registration statement under the Securities Act of 1933, as amended, or the Securities Act, relating to the ordinary shares issuable upon exercise of the warrants included in the units offered is effective and expected to remain effective to and including the redemption date, and a prospectus relating to the ordinary shares issuable upon exercise of the warrants is available throughout the 30-day redemption period. The Company does not need the consent of the underwriters or the shareholders to redeem the outstanding public warrants.

If the Company calls the warrants held by Public Shareholders for redemption, it will have the option to require all holders that wish to exercise public warrants to do so on a "cashless basis," although the public warrant holders are not eligible to do so at their own option. In such event, each holder would pay the exercise price by surrendering the warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the "fair market value" and the exercise price of the warrants by (y) the fair market value. The "fair market value" shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. This would have the effect of reducing the number of shares received by holders of the warrants.

During 2010, the Company paid the underwriters in the Offering an underwriting discount of 2.25% of the gross proceeds of the Offering (after exercising the over-allotment option), which totaled approximately $1.1 million and is included as a reduction in additional paid-in capital.

3. Initial public offering

On October 14, 2010, the Company sold 4,600,000 units (including the 600,000 units sold pursuant to the over-allotment option) at a price of $10.00 per unit ("Unit"). Each Unit consists of one ordinary share, $0.0001 par value, and one warrant ("Warrant"). Each warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of $7.50 per share commencing on the later of: (i) the completion of the Business Combination, or (ii) 12 months from the effective date of Offering, provided that at that time the Company has an effective registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to the offer and sale of those ordinary shares is available. The warrants will expire five years from the date of the Business Combination, or earlier upon redemption.

The warrants included in the units sold in the Offering will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the ordinary shares on the Nasdaq Capital Market, equals or exceeds $15.00 per share for any 20 trading days within a 30 trading day period ending three business days before the Company sends the notice of redemption.

The Company will not redeem the warrants held by Public Shareholders unless a registration statement under the Securities Act of 1933, as amended, or the Securities Act, relating to the ordinary shares issuable upon exercise of the warrants included in the units offered is effective and expected to remain effective to and including the redemption date, and a prospectus relating to the ordinary shares issuable upon exercise of the warrants is available throughout the 30-day redemption period. The Company does not need the consent of the underwriters or the shareholders to redeem the outstanding public warrants.

If the Company calls the warrants held by Public Shareholders for redemption, it will have the option to require all holders that wish to exercise public warrants to do so on a "cashless basis," although the public warrant holders are not eligible to do so at their own option. In such event, each holder would pay the exercise price by surrendering the warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the "fair market value" and the exercise price of the warrants by (y) the fair market value. The "fair market value" shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. This would have the effect of reducing the number of shares received by holders of the warrants.

During 2010, the Company paid the underwriters in the Offering an underwriting discount of 2.25% of the gross proceeds of the Offering (after exercising the over-allotment option), which totaled approximately $1.1 million and is included as a reduction in additional paid-in capital.

Sponsor's ordinary shares	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Sponsor's ordinary shares [Abstract]
Sponsor's ordinary shares

4. Sponsor's ordinary shares

The Sponsor purchased 1,437,500 ordinary shares for an aggregate amount of $25,000 or $0.01739 per unit. On October 5, 2010, the Company repurchased 287,500 of the Sponsor's ordinary shares for an aggregate purchase price of $1.00. None of the ordinary shares purchased by the Sponsor are subject to compulsory repurchase by the Company at June 30, 2012 and December 31, 2011.

The Sponsor's ordinary shares are identical to those shares sold in the Offering, except that: (i) the Sponsor's ordinary shares were placed in an escrow account and are subject to certain restrictions; (ii) subject to certain limited exceptions, the shares are not transferable during the first 12 months following the consummation of the Business Combination; (iii) the Sponsor is not able to exercise shareholder redemption rights with respect to the Sponsor's ordinary shares; and (iv) the Sponsor has agreed to waive their rights to participate in any liquidation distribution with respect to the Sponsor's ordinary shares if the Company fails to consummate the Business Combination.

The Sponsor will agree, and all of their permitted transferees will agree that all of the Sponsor's ordinary shares will be placed in an escrow account, other than with respect to transfer to permitted transferees until (i) with respect to 50% of such shares, when the closing price of the ordinary shares exceeds $11.50 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, and (ii) with respect to 50% of such shares, when the closing price of the ordinary shares exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, provided, however, that in any event all of the foregoing shares shall be released from escrow upon the first anniversary of the effective date of the Business Combination, and in any case, if, following such Business Combination, the Company engages in a subsequent transaction resulting in its shareholders having the right to exchange their shares for cash or other securities. The Sponsor's warrants will be transferable six months after the consummation of the Business Combination.

During the escrow period, the Sponsor will not be able to sell or transfer the Sponsor's ordinary shares except to a permitted transferee. In addition, the interest holders in the entities that hold Sponsor's ordinary shares as Sponsor will agree not to transfer their ownership interests in such entities to anyone other than a permitted transferee. A "permitted transferee" is a person or entity who receives such securities pursuant to a transfer (i) to one or more of the Company's officers, directors or Sponsor and directors and officers of the Sponsor, (ii) to an affiliate, or to an affiliate under common control with the transferor, (iii) to an entity's beneficiaries upon its liquidation or distribution, (iv) to relatives and trusts for estate planning purposes, (v) by virtue of the laws of descent and distribution upon death, (vi) by private sales with respect to up to 33% of the Sponsor's ordinary shares made at or prior to the consummation of a Business Combination at prices no greater than the recalculated price at which the units were purchased ($0.01739 per unit), or (vii) pursuant to a qualified domestic relations order, and in each case enters into a written agreement agreeing (i) to be bound by the transfer restrictions described above, (ii) to vote in accordance with the majority of the ordinary shares voted by the Public Shareholders to the extent described below, and (iii) to waive any rights to participate in any liquidation distribution if the Company fails to consummate a Business Combination and, in the case of the Sponsor's ordinary shares subject to forfeiture, agreeing to forfeit such Sponsor's ordinary shares to the extent that the underwriters' overallotment option is not exercised. The underwriters' overallotment option was exercised.

The Sponsor will retain all other rights as a shareholder with respect to the Sponsor's ordinary shares, including, without limitation, the right to vote their ordinary shares and the right to receive dividends, if declared (including any transferees). If dividends are declared and payable in units or to extend the period of their underlying securities, such dividends will also be placed in escrow. If the Company is unable to effect a Business Combination and liquidate, the Sponsor (or any transferees) will not receive any portion of the liquidation proceeds with respect to the Sponsor's ordinary shares.

As previously described in Note 1, the Sponsor has agreed to vote their Sponsor's ordinary shares in the same manner as the majority of the ordinary shares voted by the Public Shareholders in connection with any vote required to approve the Business Combination. As a result, the Sponsor has waived the right to exercise shareholder redemption rights for those shares in the event that the Business Combination is approved by a majority of the Public Shareholders.

In addition, the Sponsor or its permitted transferees are entitled to registration rights with respect to the Sponsor's ordinary shares and underlying securities.

4. Sponsor's ordinary shares

The Sponsor purchased 1,437,500 ordinary shares for an aggregate amount of $25,000 or $0.01739 per unit. On October 5, 2010, the Company repurchased 287,500 of the Sponsor's ordinary shares for an aggregate purchase price of $1.00. None of the ordinary shares purchased by the Sponsor are subject to compulsory repurchase by the Company at December 31, 2011 and December 31, 2010.

The Sponsor's ordinary shares are identical to those shares sold in the Offering, except that: (i) the Sponsor's ordinary shares will be placed in an escrow account and are subject to certain restrictions; (ii) subject to certain limited exceptions, the shares will not be transferable during the first 12 months following the consummation of the Business Combination; (iii) the Sponsor will not be able to exercise shareholder redemption rights with respect to the Sponsor's ordinary shares; and (iv) the Sponsor has agreed to waive their rights to participate in any liquidation distribution with respect to the Sponsor's ordinary shares if the Company fails to consummate the Business Combination.

The Sponsor will agree, and all of their permitted transferees will agree that all of the Sponsor's ordinary shares will be placed in an escrow account, other than with respect to transfer to permitted transferees until (i) with respect to 50% of such shares, when the closing price of the ordinary shares exceeds $11.50 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, and (ii) with respect to 50% of such shares, when the closing price of the ordinary shares exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, provided, however, that in any event all of the foregoing shares shall be released from escrow upon the first anniversary of the effective date of the Business Combination, and in any case, if, following such Business Combination, the Company engages in a subsequent transaction resulting in its shareholders having the right to exchange their shares for cash or other securities. The Sponsor's warrants will be transferable six months after the consummation of the Business Combination.

During the escrow period, the Sponsor will not be able to sell or transfer the Sponsor's ordinary shares except to a permitted transferee. In addition, the interest holders in the entities that hold Sponsor's ordinary shares as Sponsor will agree not to transfer their ownership interests in such entities to anyone other than a permitted transferee. A "permitted transferee" is a person or entity who receives such securities pursuant to a transfer (i) to one or more of the Company's officers, directors or Sponsor and directors and officers of the Sponsor, (ii) to an affiliate, or to an affiliate under common control with the transferor, (iii) to an entity's beneficiaries upon its liquidation or distribution, (iv) to relatives and trusts for estate planning purposes, (v) by virtue of the laws of descent and distribution upon death, (vi) by private sales with respect to up to 33% of the Sponsor's ordinary shares made at or prior to the consummation of a Business Combination at prices no greater than the recalculated price at which the units were purchased ($0.01739 per unit), or (vii) pursuant to a qualified domestic relations order, and in each case enters into a written agreement agreeing (i) to be bound by the transfer restrictions described above, (ii) to vote in accordance with the majority of the ordinary shares voted by the Public Shareholders to the extent described below, and (iii) to waive any rights to participate in any liquidation distribution if the Company fails to consummate a Business Combination and, in the case of the Sponsor's ordinary shares subject to forfeiture, agreeing to forfeit such Sponsor's ordinary shares to the extent that the underwriters' overallotment option is not exercised. The underwriters' overallotment option was exercised.

The Sponsor will retain all other rights as a shareholder with respect to the Sponsor's ordinary shares, including, without limitation, the right to vote their ordinary shares and the right to receive dividends, if declared (including any transferees). If dividends are declared and payable in units or to extend the period of their underlying securities, such dividends will also be placed in escrow. If the Company is unable to effect a Business Combination and liquidate, the Sponsor (or any transferees) will not receive any portion of the liquidation proceeds with respect to the Sponsor's ordinary shares.

As previously described in Note 1, the Sponsor has agreed to vote their Sponsor's ordinary shares in the same manner as the majority of the ordinary shares voted by the Public Shareholders in connection with any vote required to approve the Business Combination. As a result, the Sponsor has waived the right to exercise shareholder redemption rights for those shares in the event that the Business Combination is approved by a majority of the Public Shareholders.

In addition, the Sponsor or its permitted transferees are entitled to registration rights with respect to the Sponsor's ordinary shares and underlying securities.

Purchase option	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Purchase option [Abstract]
Purchase option

5. Purchase option

The Company issued to the underwriter, for $100, an option to purchase up to a total of 200,000 units (the "Purchase Option"). The units issuable upon exercise of this Purchase Option are identical to those offered in the Offering. This Purchase Option is exercisable at $12.50 per unit, and may be exercised on a cashless basis, in whole or in part, during the four year period from the date of the Offering commencing on the later of the commencement of a Business Combination or the one year anniversary of the date of the Offering. The Purchase Option and the 200,000 units, the 200,000 ordinary shares and the 200,000 warrants underlying such units, and the 200,000 ordinary shares underlying such warrants, have been deemed compensation by the Financial Industry Regulatory Authority ("FINRA") and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of the FINRA Conduct Rules. Additionally, the Purchase Option may not be sold, transferred, assigned, pledged or hypothecated for 180 days following the date of the Offering except to any underwriter and selected dealer participating in the Offering and their bona fide officers or partners. Although the Purchase Option and its underlying securities were registered under the Offering, the Purchase Option grants to holders demand and "piggy back" rights for a period of five and seven years, respectively, from the date of the initial public offering with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the Purchase Option. The Company assumed all fees and expenses attendant to registering the securities, other than underwriting commissions which were be paid by the holders themselves. The Company will have no obligation to net cash settle the exercise of the Purchase Option or the warrants underlying the Purchase Option. The holder of the Purchase Option will not be entitled to exercise the Purchase Option or the warrants underlying the Purchase Option unless a registration statement covering the securities underlying the Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Purchase Option or underlying warrants, the Purchase Option or warrants, as applicable, will expire worthless.

5. Purchase option

The Company issued to the underwriter, for $100, an option to purchase up to a total of 200,000 units (the "Purchase Option"). The units issuable upon exercise of this Purchase Option are identical to those offered in the Offering. This Purchase Option is exercisable at $12.50 per unit, and may be exercised on a cashless basis, in whole or in part, during the four year period from the date of the Offering commencing on the later of the commencement of a Business Combination or the one year anniversary of the date of the Offering. The Purchase Option and the 200,000 units, the 200,000 ordinary shares and the 200,000 warrants underlying such units, and the 200,000 ordinary shares underlying such warrants, have been deemed compensation by the Financial Industry Regulatory Authority ("FINRA") and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of the FINRA Conduct Rules. Additionally, the Purchase Option may not be sold, transferred, assigned, pledged or hypothecated for 180 days following the date of the Offering except to any underwriter and selected dealer participating in the Offering and their bona fide officers or partners. Although the Purchase Option and its underlying securities were registered under the Offering, the Purchase Option grants to holders demand and "piggy back" rights for a period of five and seven years, respectively, from the date of the initial public offering with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the Purchase Option. The Company assumed all fees and expenses attendant to registering the securities, other than underwriting commissions which were be paid by the holders themselves. The Company will have no obligation to net cash settle the exercise of the Purchase Option or the warrants underlying the Purchase Option. The holder of the Purchase Option will not be entitled to exercise the Purchase Option or the warrants underlying the Purchase Option unless a registration statement covering the securities underlying the Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Purchase Option or underlying warrants, the Purchase Option or warrants, as applicable, will expire worthless.

The Company accounted for the fair value of the unit Purchase Option, net of the receipt of the $100 cash payment, as an expense of our initial public offering resulting in a direct charge to additional paid in capital. The Company estimates the fair value of this unit Purchase Option using a Black-Scholes option pricing model. The Company estimated that the Purchase Options had no value at December 31, 2011 and December 31, 2010.

The fair value of the unit Purchase Options granted to the underwriters was estimated as of December 31, 2011 and December 31, 2010 using the following assumptions: (1) expected volatility of 3.64% and 2.51%, (2) risk-free interest rate of 1.52% and 2.01%, and (3) expected life of 3.79 years and 4.79 years respectively. The unit Purchase Option may be exercised for cash or on a "cashless" basis, at the holder's option (except in the case of a forced cashless exercise upon the Company's redemption of the warrants, as described above), such that the holder may use the appreciated value of the unit Purchase Option (the difference between the exercise prices of the unit Purchase Option and the underlying warrants and the market price of the units and the underlying ordinary shares) to exercise the unit Purchase Option without the payment of cash.

Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments [Abstract]
Commitments

6. Commitments

Commencing on the closing date of the Offering through the earlier of consummation of the Business Combination or the company's voluntary liquidation, the Company will pay ACM a total of $7,500 per month for accounting, legal and operational support, access to support staff, and information technology infrastructure. In the normal course of business, the Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. The Company does not anticipate recognizing any loss relating to these arrangements.

6. Commitments

Commencing on the closing date of the Offering through the earlier of consummation of the Business Combination or the Company's voluntary liquidation, the Company will pay ACM a total of $7,500 per month for accounting, legal and operational support, access to support staff, and information technology infrastructure. In the normal course of business, the Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. The Company does not anticipate recognizing any loss relating to these arrangements.

Related-party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related-party transactions [Abstract]
Related-party transactions

7. Related-party transactions

Due to related party as of June 30, 2012 and December 31, 2011 amounted to $345,108 and $220,345 respectively. The outstanding balances as of June 30, 2012 and December 30, 2011 are comprised of advances made of certain offering, formation and operating costs.

The Sponsor has committed to advance to the Company, by way of a non-interest bearing loan, an amount of up to $400,000 to be used to cover Cazador's ongoing cost and expenses relating to its operations and in connection with a potential initial Business Combination until the earlier of (i) consummation of an initial Business Combination or (ii) liquidation of the Company. This commitment was memorialized in a memorandum of understanding dated as of March 23, 2012 between the Company and the Sponsor. As of June 30, 2012 the Sponsor has advanced the Company $336,148, which is included within the note due to related party line item of the balance sheet as of such date.

See Note 1 for the Sponsor's purchase of 4,340,000 Sponsor's Warrants.

See Notes 1 and 4 for the Sponsor's registration rights with respect to the Sponsor's ordinary shares and the Sponsor's Warrants, respectively.

The Sponsor, officers and directors, will participate in any liquidation distributions with respect to any ordinary shares purchased by them in the Offering or in the market following consummation of the Offering.

See Note 6 for agreement with ACM for office space, and other professional services. The Company has incurred $22,500, $22,500, and $153,750 in connection with such agreement for the quarters ended June 30, 2012, and June 30, 2011, and since April 20, 2010 (date of inception) through June 30, 2012, respectively. All of these fees were outstanding as of June 30, 2012, and therefore, are included within the due to related party line item of the balance sheet as of each of those respective dates.

7. Related-party transactions

As of December 31, 2011 and December 31, 2010, due to related party amounted to $220,345and $19,192, respectively. The outstanding balances as of December 31, 2011 and December 31, 2010 are comprised of advances made of certain offering, formation and operating costs.

The Sponsor agreed to lend the Company an aggregate amount of up to $200,000 for payment of offering expenses. The loan matured on December 31, 2010. No advances were made under this loan agreement.

See Note 1 for the Sponsor's purchase of 4,340,000 Sponsor's Warrants.

See Notes 1 and 4 for the Sponsor's registration rights with respect to the Sponsor's ordinary shares and the Sponsor's Warrants, respectively.

The Sponsor, officers and directors, will participate in any liquidation distributions with respect to any ordinary shares purchased by them in the Offering or in the market following consummation of the Offering.

See Note 6 for agreement with ACM for office space, and other professional services. The Company has incurred $90,000, $18,750 and $108,750 in connection with such agreement for the year ended December 31, 2011, the period from April 20, 2010 (inception) through December 31, 2010, and since April 20, 2010 (date of inception) through December 31, 2011, respectively. These fees were outstanding as of December 31, 2011 and December 31, 2010, and therefore, are included within the due to related party line item of the balance sheet as of each of those respective dates.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

Management has evaluated the effects of subsequent events that have occurred subsequent to December 31, 2011. There are no material events that would require recognition in the financial statements for the year ended December 31, 2011. Events occurring subsequent to December 31, 2011 not disclosed elsewhere in these financial statements are included in the section below.

Non-interest bearing loan from Sponsor

The Sponsor has committed to advance to the Company, by way of a non-interest bearing loan, an amount of up to $400,000 to be used to cover Cazador's ongoing cost and expenses relating to its operations and in connection with a potential initial business combination until the earlier of (i) consummation of an initial business combination or (ii) liquidation of the Company. This commitment was memorialized in a memorandum of understanding dated as of March 23, 2012 between the Company and the Sponsor. The company may seek additional funding from the Sponsors or any other sources in the future, to the extent required, for the consummation of an initial business combination."

Summary of significant accounting policies (Policy)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of significant accounting policies [Abstract]
Basis of presentation

Basis of presentation

The financial statements are presented in United States ("U.S.") dollars, and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The Company selected December 31 as its fiscal year end.

Basis of presentation

The financial statements are presented in United States ("U.S.") dollars, and have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The Company selected December 31 as its fiscal year end.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Development stage company

Development stage company

At June 30, 2012, the Company had not commenced any operations nor generated revenue to date. All activity through June 30, 2012 relates to the Company's formation, the initial public offering and the active solicitation, investigation and analysis of an acquisition target for an initial business combination. The Company will not generate any operating revenues until the completion of the Business Combination, at the earliest. The Company generated and will continue to generate non-operating income in the form of interest income on the designated Trust Account after the Offering.

Development Stage Company

At December 31, 2011, the Company had not commenced any operations nor generated revenue to date. All activity through December 30, 2011 relates to the Company's formation, the initial public offering and the active solicitation, investigation and analysis of an acquisition target for an initial business combination. The Company will not generate any operating revenues until the completion of the Business Combination, at the earliest. The Company generated and will continue to generate non-operating income in the form of interest income on the designated Trust Account after the Offering.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist principally of legal and registration fees incurred in connection with the initial public offering and were charged to shareholders' equity upon the receipt of the capital raised. As discussed in Note 3, the initial public offering occurred during 2010 and therefore, all related expenses were recognized during such year. As a result, no additional deferred offering costs were incurred during the six month ended June 30, 2012. The total amount included as a reduction to additional paid-in capital as of June 30, 2012 and December 31, 2011 totaled approximately $1.6 million.

Deferred offering costs

Deferred offering costs consist principally of legal and registration fees incurred in connection with the initial public offering and were charged to shareholders' equity upon the receipt of the capital raised. As discussed in Note 3, the initial public offering occurred during 2010 and therefore, all related expenses were recognized during such year. As a result, no additional deferred offering costs were incurred during the year ended December 31, 2011. The total amount included as a reduction to additional paid-in capital as of December 31, 2011 and December 31, 2010 totaled approximately $1.6 million.

Restricted cash	Restricted cash Restricted cash includes temporary investments in U.S. Government securities, which have original maturities of three months or less and insignificant interest rate risk.

Restricted Cash

Restricted cash includes temporary investments in U.S. Government securities, which have original maturities of three months or less and insignificant interest rate risk.
Income taxes

Income taxes

There is, at present, no direct taxation in the Cayman Islands and interest, dividends, and gains payable to the Company are received free of all Cayman Islands taxes. The Company is registered as an "exempted company" pursuant to the Cayman Islands Companies Law (as amended). The Company has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of 20 years from such date, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property composed in or any income arising under the Company, or to the shareholders thereof, in respect of any such property or income. As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Cayman Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. For U.S. tax purposes, the Company expects to be treated as a passive foreign investment company by its U.S. shareholders. The Company does not expect to be subject to direct taxation based on net income in the U.S. as long as it maintains its non-U.S. trade or business status. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes.

As of June 30, 2012, the Company has not commenced operations other than activities in furtherance of effecting a Business Combination, and thus has no uncertain tax positions.

Income taxes

There is, at present, no direct taxation in the Cayman Islands and interest, dividends, and gains payable to the Company are received free of all Cayman Islands taxes. The Company is registered as an "exempted company" pursuant to the Cayman Islands Companies Law (as amended). The Company has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of 20 years from such date, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property composed in or any income arising under the Company, or to the shareholders thereof, in respect of any such property or income. As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Cayman Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. For U.S. tax purposes, the Company expects to be treated as a passive foreign investment company by its U.S. shareholders. The Company does not expect to be subject to direct taxation based on net income in the U.S. as long as it maintains its non-U.S. trade or business status. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes.

As of December 31, 2011, the Company has not commenced operations other than activities in furtherance of effecting a Business Combination, and thus has no uncertain tax positions.

Fair value of financial instruments	Fair value of financial instruments The fair value of the Company's assets and liabilities, which qualify as financial instruments, approximates the carrying amounts represented in the balance sheet.

Fair value of financial instruments

The fair value of the Company's assets and liabilities, which qualify as financial instruments, approximates the carrying amounts represented in the balance sheet.
Loss per share

Loss per share

Basic loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents then outstanding.

The 1,437,500 ordinary shares issued to the Sponsor were issued at a purchase price of $0.01739 per share, which is considerably less than the proposed offering per share price. Such shares have been assumed to be retroactively outstanding for the period since inception. On October 5, 2010, the Company repurchased 287,500 shares from the Sponsor at an aggregate purchase price of $1.00. Given that potentially dilutive securities have an anti-dilutive effect, those securities were excluded from the computation of fully diluted loss per share for the quarters ended June 30, 2012 and 2011, the six months ended June 30, 2012 and 2011, and the period from April 20, 2010 (inception) through June 30, 2012. Potentially dilutive securities include:

					Accumulated for the
					period from April 20,
	Quarter ended June 30,		Six months ended June 30,		2010 (inception) to
	2012	2011	2012	2011	June 30, 2012
Warrants	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000

Loss per share

Basic loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is computed by dividing net loss by the weighted-average number of ordinary shares and dilutive ordinary share equivalents then outstanding.

The 1,437,500 ordinary shares issued to the Sponsor were issued at a purchase price of $0.01739 per share, which is considerably less than the proposed offering per share price. Such shares have been assumed to be retroactively outstanding for the period since inception. On October 5, 2010, the Company repurchased 287,500 shares from the Sponsor at an aggregate purchase price of $1.00. Given that potentially dilutive securities have an anti-dilutive effect, those securities were excluded from the computation of fully diluted loss per share for the year ended December 31, 2011, and the period from April 20, 2010 (inception) through December 31, 2010. Potentially dilutive securities include:

	For the Year ended December 31, 2011	For the period from April 20, 2010 (inception) to December 31, 2010	For the period from April 20, 2010 (inception) to December 31, 2011
Warrants	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of short-term investments in U.S. Treasury bills. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such investments. However, the balances in United States financial institution may exceed Federal Deposit Insurance Corporation insured limits. All of the Company's non-interest bearing cash balances were fully insured at June 30, 2012 and December 31, 2011 due to a temporary Federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and non-interest bearing cash balances may again exceed federally insured limits.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of short-term investments in U.S. Treasury bills. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such investments. However, the balances in United States financial institution may exceed Federal Deposit Insurance Corporation insured limits. All of the Company's non-interest bearing cash balances were fully insured at December 31, 2011 and December 31, 2010 due to a temporary Federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and non-interest bearing cash balances may again exceed federally insured limits.

Geographical risk

Geographical risk

The Company's operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Geographical risk

The Company's operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Ordinary shares subject to possible repurchase

Ordinary shares subject to possible repurchase

Securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity.

As discussed in Note 1, the Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering (2,295,400 ordinary shares) both vote against the Business Combination and exercise their shareholder redemption rights. As further described in Note 1, if the Company fails to consummate a Business Combination within 24 months of the date of the Offering (since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012), the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's amended and restated memorandum and articles of association. Accordingly, 2,295,400 ordinary shares have been classified outside of permanent equity at redemption value. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable ordinary shares to equal its redemption value at the end of each reporting period.

Ordinary shares subject to possible repurchase

Securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity.

As discussed in Note 1, the Company will proceed with a Business Combination only if (i) the Business Combination is approved by a majority of votes cast by the Company's Public Shareholders present in person or by proxy at a duly held shareholders meeting, and (ii) Public Shareholders owning less than 49.9% of the Company's ordinary shares sold in the Offering (2,295,400 ordinary shares) both vote against the Business Combination and exercise their shareholder redemption rights. As further described in Note 1, if the Company fails to consummate a Business Combination within 24 months of the date of the Offering (since the period to complete our business combination has been extended because we have entered into a non-binding letter of intent with respect to an initial business combination prior to April 14, 2012) , the Company will compulsorily repurchase within five business days all of the shares held by the Public Shareholders pursuant to the procedures in the Company's amended and restated memorandum and articles of association. Accordingly, 2,295,400 ordinary shares have been classified outside of permanent equity at redemption value. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the redeemable ordinary shares to equal its redemption value at the end of each reporting period.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting pronouncements if currently adopted would have a material effect on the accompanying financial statements.

Recently issued accounting pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting pronouncements if currently adopted would have a material effect on the accompanying financial statements.

Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of significant accounting policies [Abstract]
Schedule of Potentially Dilutive Securities
	2012	2011	2012	2011	June 30, 2012
Warrants	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000

	For the Year ended December 31, 2011	For the period from April 20, 2010 (inception) to December 31, 2010	For the period from April 20, 2010 (inception) to December 31, 2011
Warrants	8,940,000	8,940,000	8,940,000
Underwriter's options	400,000	400,000	400,000
Total potentially dilutive securities	9,340,000	9,340,000	9,340,000

Organization and plan of business operations (Details) (USD $)	0 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Oct. 14, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Organization and plan of business operations [Abstract]
Proceeds from issuance of equity	$ 40,000,000
Payments for underwriting compensation	900,000			1,625,494		1,625,494	1,625,494
Proceeds from sale of underwriter's option	100			100		100	100
Number of units subject to underwriter's option	200,000					200,000	200,000
Units issued in offering pursuant to over-allotment option	600,000
Proceeds from over-allotment option	6,000,000
Payment of fees related to over-allotment option	135,000
Sale of 4,600,000 ordinary shares and underwriters option, net of underwriters' commissions and offering expenses (includes 2,295,400 shares subject to possible repurchase), shares	4,600,000
Proceeds from initital public offering				46,000,000		46,000,000	46,000,000
Proceeds from sale of warrants in private placement				2,170,000		2,170,000	2,170,000
Number of warrants purchased by the Sponsor	4,340,000
Warrants purchased by Sponsor, price per warrant	$ 0.5
Percent of trust, value of business combination		80.00%			80.00%	80.00%	80.00%
Minimum voting interest that will be acquired		50.00%			50.00%	50.00%	50.00%
Trust value, per share issued		$ 10			$ 10
Trust value, minimum		$ 46,000,000			$ 46,000,000
Percentage of shareholders required to vote against the Business Combination to block the transaction		49.90%			49.90%

Summary of significant accounting policies (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Oct. 05, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Oct. 14, 2010
Deferred offering costs
Deferred offering costs included as a reduction to additional paid-in capital		$ 1,600,000		$ 1,600,000		$ 1,600,000	$ 1,600,000	$ 1,600,000	$ 1,600,000
Loss per share
Ordinary shares issued to Sponsor, shares		1,437,500		1,437,500			1,437,500	1,437,500	1,437,500
Ordinary shares issued to Sponsor, price per share		$ 0.01739		$ 0.01739			$ 0.01739	$ 0.01739	$ 0.01739	$ 10
Ordinary shares repurchased from Sponsor, shares	287,500
Ordinary shares repurchased from Sponsor, aggregate purchase price	1
Potentially dilutive securities
Total potentially dilutive securities		9,340,000	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000	9,340,000
Concentration of credit risk
Federal insurance coverage amount per depositor				$ 250,000			$ 250,000
Ordinary shares subject to possible repurchase
Percentage of shareholders required to vote against the Business Combination to block the transaction				49.90%			49.90%
Number of shares required to vote against the Business Combination to block the transaction				2,295,400			2,295,400
Warrants [Member]
Potentially dilutive securities
Total potentially dilutive securities		8,940,000	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000	8,940,000
Underwriter's options [Member]
Potentially dilutive securities
Total potentially dilutive securities		400,000	400,000	400,000	400,000	400,000	400,000	400,000	400,000

Initial public offering (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended
	Oct. 14, 2010	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Sale of 4,600,000 ordinary shares and underwriters option, net of underwriters' commissions and offering expenses (includes 2,295,400 shares subject to possible repurchase), shares	4,600,000
Units issued in offering pursuant to over-allotment option	600,000
Ordinary shares issued to Sponsor, price per share	$ 10		$ 0.01739	$ 0.01739
Ordinary shares, par value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Underwriter fee percentage		2.25%
Underwriters fees recorded as a reduction in additional paid-in capital		$ 1.1
Initial Public Offering Warrants [Member]
Warrant exercise price				7.5
Warrant redemption price				$ 0.01
Redemption of warrants, triggering stock price				$ 15

Sponsor's ordinary shares (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Oct. 05, 2010	Jun. 30, 2012	Dec. 31, 2011	Oct. 14, 2010
Ordinary shares issued to Sponsor, shares		1,437,500	1,437,500
Value from equity issuance		$ 25,000	$ 25,000
Ordinary shares issued to Sponsor, price per share		$ 0.01739	$ 0.01739	$ 10
Ordinary shares repurchased from Sponsor, shares	287,500
Ordinary shares repurchased from Sponsor, aggregate purchase price	$ 1
Applicable percentage of shares		33.00%	33.00%
Applicable recalculated purchase price of shares		$ 0.01739	$ 0.01739
Agreement Covering First Half Of Shares Owned By Sponsor [Member]
Percent of shares covered by agreement		50.00%	50.00%
Stock price triggering release of shares		$ 11.5	$ 11.5
Agreement Covering Second Half Of Shares Owned By Sponsor [Member]
Percent of shares covered by agreement		50.00%	50.00%
Stock price triggering release of shares		$ 15	$ 15

Purchase option (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Oct. 14, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Purchase option [Abstract]
Proceeds from sale of underwriter's option	$ 100	$ 100		$ 100	$ 100
Number of units subject to underwriter's option	200,000			200,000	200,000
Exercise price of underwriter's option, per share				12.5	12.5
Number of ordinary shares within the units subject to underwriter's option				200,000	200,000
Number of warrants within the units subject to underwriter's option				200,000	200,000
Number of ordinary shares issuable upon exercise of warrants within the units subject to underwriter's option				200,000	200,000
Expected volatility		2.51%	3.64%
Risk-free interest rate		2.01%	1.52%
Expected life		4.79	3.79

Commitments (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments [Abstract]
Commitment for accounting, legal and operational support, access to support staff, and information technology infrastructure, per month	$ 7,500	$ 7,500

Related-party transactions (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Oct. 14, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Related-party transactions [Abstract]
Due to related party		$ 345,108		$ 19,192	$ 220,345	$ 220,345	$ 345,108
Sponsor's maximum commitment to advance funds		400,000		200,000	400,000	400,000	400,000
Note due to related party		336,148					336,148
Number of warrants purchased by the Sponsor	4,340,000
Office space and other professional expenses recorded during period and accrued in Due to related party on the balance sheet		$ 22,500	$ 22,500	$ 18,750	$ 90,000	$ 108,750	$ 153,750

Subsequent Events (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Sponsor's maximum commitment to advance funds	$ 400,000	$ 400,000	$ 200,000